MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations	Our material accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our material accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
3	Business Combinations and Sales	13	X	X	X
5	Reportable Segments	19	X		X
6	Revenue Recognition	20	X	X	X
8	Property, Plant and Equipment	25	X	X	X
9	Leases	27	X	X	X
10	Intangible Assets and Goodwill	30	X	X	X
11	Restructuring, Acquisition and Other	34	X		X
14	Income Taxes	35	X		X
15	Earnings Per Share	37	X
16	Accounts Receivable	38	X
17	Inventories	39	X
19	Financial Instruments	39	X	X	X
20	Investments	52	X
24	Provisions	57	X	X
27	Post-Employment Benefits	63	X	X
29	Stock-Based Compensation	69	X	X
32	Commitments and Contingent Liabilities	75	X		X